Intangible Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Intangible Assets

Note 7 Intangible Assets

Activity related to TDS’ Licenses, Goodwill and Franchise rights are presented below.  See Note 6 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected these intangible assets during the periods.  Prior to 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS’ Licenses and Goodwill.  Consequently, U.S. Cellular’s Licenses and Goodwill on a stand-alone basis do not equal the TDS consolidated Licenses and Goodwill related to U.S. Cellular.

Licenses

	U.S. Cellular	Wireline	Cable	Other[1]	Total
(Dollars in thousands)
Balance at December 31, 2013	$1,405,759	$2,800	$–	$15,220	$1,423,779
Acquisitions	41,707	–	2,703	–	44,410
Transferred to Assets held for sale	(56,809)	–	–	–	(56,809)
Exchanges, net	55,780	–	–	–	55,780
Divestitures	–	–	–	(15,220)	(15,220)
Other	1,634	–	–	–	1,634
Balance at December 31, 2014	1,448,071	2,800	2,703	–	1,453,574
Acquisitions[2]	345,807	–	–	–	345,807
Exchanges, net	43,485	–	–	–	43,485
Other	1,482	–	–	–	1,482
Balance at December 31, 2015	$1,838,845	$2,800	$2,703	$–	$1,844,348

[1]	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

[2]

Amount in 2015 includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in which it was the provisional winning bidder in Auction 97.  See Note 6 — Acquisitions, Divestitures and Exchanges, and Note 14 — Variable Interest Entities for further information.  These licenses have not yet been granted by the FCC.

Goodwill

	U.S. Cellular	Wireline	Cable	HMS	Other	Total
(Dollars in thousands)
Balance at December 31, 2013¹	$232,041	$420,458	$61,712	$118,830	$3,802	$836,843
Acquisitions	–	–	33,610	–	–	33,610
Loss on impairment	–	–	–	(84,000)	(3,802)	(87,802)
Divestitures	(291)	(2,564)	–	–	–	(2,855)
Transferred to Assets held for sale	(4,344)	(4,100)	–	–	–	(8,444)
Balance at December 31, 2014	227,406	413,794	95,322	34,830	–	771,352
Divestitures	–	(5,005)	–	–	–	(5,005)
Other	(555)	–	–	–	–	(555)
Balance at December 31, 2015	$226,851	$408,789	$95,322	$34,830	$–	$765,792

[1]	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.

Interim Goodwill Impairment Assessment

During the third quarter of 2014, due to a decline in projected revenue and earnings of TDS Telecom’s HMS reporting unit compared with previously projected results, TDS determined that an interim impairment test of HMS Goodwill was required.

As of August 1, 2014, the carrying value of the HMS reporting unit exceeded its fair value; therefore, a Step 2 Goodwill impairment test was performed.  The second step compared the implied fair value of the reporting unit Goodwill to the carrying amount of that Goodwill.  To calculate the implied fair value of Goodwill in this second step, TDS allocated the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit.  The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit was the implied fair value of Goodwill.  Since the carrying amount of Goodwill exceeded the implied fair value of Goodwill, an impairment loss was recognized for that difference.  As a result of the Step 2 Goodwill impairment test, TDS recognized a loss on impairment of $84.0 million during the third quarter of 2014.

Franchise Rights

Cable
(Dollars in thousands)
Balance at December 31, 2013	$123,668
Acquisitions	120,979
Other	(347)
Balance at December 31, 2014	244,300
Other	(120)
Balance at December 31, 2015	$244,180